Investment in Equity Accounted Joint Venture (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Accounted Joint Venture
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50%

economic interest in building and operating the Marine Export Terminal, as of December 31, 2018 and 2019:

	2018	2019
	(in thousands)
Investment in equity accounted joint venture at January 1	$—	$42,462
Equity contributions to joint venture entity	41,000	84,500
Share of results	(38)	(1,126)
Capitalized interest and deferred financing costs	1,024	4,823
Associated costs	476	1

Total investment in equity accounted joint venture at December 31	$42,462	$130,660